21. Employees benefits (Details 11)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEmployeeBenefitsLineItems [Line Items]
Discount rate	4.91%	5.35%	5.74%
Inflation rate	4.01%	3.96%	4.87%
Future salary increase	6.09%	6.04%	6.97%
Mortality table	AT-2000	AT-2000	AT-2000
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Discount rate	4.84%	5.30%	5.71%
Inflation rate	4.01%	3.96%	4.87%
Future salary increase	6.09%	6.04%	6.97%
Mortality table	AT-2000	AT-2000	AT-2000